Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Derivative instruments	$ 5	$ 0
Liabilities:
Long-term debt, including current portion	13,026	15,573
Level 1 [Member]
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities		0
Level 2 [Member]
Liabilities:
Long-term debt, including current portion	13,026	15,573
Total liabilities		15,581
Level 3 [Member]
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities		0
Carrying Value [Member]
Liabilities:
Long-term debt, including current portion	13,763	13,620
Total liabilities		13,628
Fair Value [Member]
Liabilities:
Long-term debt, including current portion	13,026	15,573
Total liabilities		15,581
Cash Flow Hedging [Member] | Level 1 [Member]
Assets:
Derivative instruments	0
Liabilities:
Derivative instruments		0
Cash Flow Hedging [Member] | Level 2 [Member]
Assets:
Derivative instruments	5
Liabilities:
Derivative instruments		8
Cash Flow Hedging [Member] | Level 3 [Member]
Assets:
Derivative instruments	0
Liabilities:
Derivative instruments		0
Cash Flow Hedging [Member] | Carrying Value [Member]
Assets:
Derivative instruments	5
Liabilities:
Derivative instruments		8
Cash Flow Hedging [Member] | Fair Value [Member]
Assets:
Derivative instruments	$ 5
Liabilities:
Derivative instruments		$ 8